Exhibit 99.2

Executive Summary

Third Party Title Due Diligence Review

Overview

Solidifi Title & Closing, LLC (“Solidifi”) was engaged by Loan Funding Structure LLC as diligence agent to provide title reports for a population of 17 mortgage loans in connection with the securitization identified as BRAVO Residential Funding Trust 2019-NQM1 Mortgage-Backed Notes, Series 2019-NQM1. Solidifi, in order to provide said reports, completed a detailed land records search on each asset to obtain the following information as it pertains to the ownership & encumbrance(s) of each residential asset pledged as security:

I.	Property Ownership Information

a.	Including Current / Prior Deed (s), Vesting Type, Manner of Title

b.	All deeds back to the most recent full value or out of family transfer

II.	Open Deed of Trust / Mortgage Lien Information

a.	Including assignments, subordinations, modifications, agreements

III.	Judgments and Encumbrances

a.	Easements, Restrictions, Rights-of-Way within the scope of the search

b.	List of all open judgments and tax lien against the Owners/ Property within the scope of the search

c.	Property Liens and UCC Filing within the scope of the search

IV.	Current Real Estate and Property Tax Status

a.	Includes Assessment Info, Tax Amounts, Payment Status, Exemptions, Delinquents, Tax Office Info

b.	The Tax Certification will only include basic data for information purposes only. Any information that incurs additional cost will be sent through as unavailable.

V.	Legal Description of Subject Property

a.	Legal description of subject property obtained from purchase money deed

b.	Includes a Tax Parcel ID Number

VI.	Pertinent Copies of all documents located

Search Scope	# of Loans Searched
Current Owner Land Records Title Search	17
Property Tax Search	17

Provided with each title report was a summary of all aforementioned information, copies of all pertinent recorded documents, and an Excel data file with all property report data output information.

Scope of Review

Solidifi completed a title review of the 17 title search reports to identify potential liens/judgments that may exist affecting each mortgage loan’s first position lien status, as well as liens/judgments recorded post-origination.

As part of the review process, Solidifi examined any available origination title insurance policies for loans found to have either of the following issues affecting the first lien position of the subject mortgage:

1.	Potentially superior, pre-origination mortgage and/or non-mortgage liens; and/or

2.	Potentially superior post-origination HOA and/or municipal liens

Summary of Results

With respect to the 17 mortgage loans:

1.	As set forth in the title search reports, the subject mortgage is recorded in the appropriate recording jurisdiction.

2.	As set forth in the title search reports, the subject mortgage is in first lien position, with the exception of 0 loans, of which:

a.

0 mortgage loans for which potentially superior, pre-origination mortgage and/or non-mortgage liens were found of record. For those loans, the total amount of such potentially superior, pre-origination mortgage and/or non-mortgage liens is $0.00. For these same loans, Solidifi reviewed the origination title policies and affirms that none took exception to the prior mortgage and/or non-mortgage liens.

b.	0 loans for which are associated with co-ops, therefore are not considered a secured interest.

c.

0 mortgage loans for which potentially superior, pre-origination mortgage and/or non-mortgage liens were found of record. For those loans, the total amount of such potentially superior, pre-origination mortgage and/or non-mortgage liens is $0.00. Title insurance policies on these loans were not reviewed as all were dropped from this security. All loans dropped are noted within the Excel data file accompanying this document.

3.	As set forth in the title search reports:

a.	0 mortgage loan for which potentially superior post-origination HOA liens w found of record. The total amount of such potentially superior, post-origination HOA lien is $0.00.

b.	1 mortgage loan for which potentially superior post-origination Municipal lien was found of record. The total amount of such potentially superior, post-origination Municipal lien is $1,248.81.

Issue Detail Identified	# of Loans Affected	Total Amount of Recorded Liens
potentially superior, pre-origination mortgage and/or non-mortgage liens	0	$0.00
potentially superior post-origination HOA and/or municipal liens	1	$1,248.81
Co-Ops	0	N/A
Totals	1	$1,248.81
Total Amount of all recorded liens not insured over by Title Policy	Title Policies review out of scope

Loan ID	Deal ID	Review Date	Note Date	Original Loan Amount	State	Expected MTG Lien Position	Pre-origination Findings	Recorded MTG Lien Position	MTG Released?
XXXXX	Bravo19 NQM1	7/15/2019	3/24/2017	XXXXX	TX	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	12/29/2016	XXXXX	FL	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	6/5/2017	XXXXX	FL	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	2/6/2017	XXXXX	FL	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	4/28/2017	XXXXX	DC	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	2/7/2017	XXXXX	FL	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	8/9/2017	XXXXX	FL	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	5/5/2017	XXXXX	FL	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	1/9/2017	XXXXX	FL	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	12/5/2016	XXXXX	FL	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	1/9/2017	XXXXX	FL	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	12/6/2016	XXXXX	FL	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	8/5/2016	XXXXX	FL	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	9/29/2016	XXXXX	AZ	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	10/12/2016	XXXXX	CA	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	10/28/2016	XXXXX	FL	1	1. Title/Lien search confirms expected lien position	1	No
XXXXX	Bravo19 NQM1	7/15/2019	9/23/2015	XXXXX	TX	1	1. Title/Lien search confirms expected lien position	1	No

Count of Pre-Origination MTG Liens	Total Dollar Amount of Pre-Origination MTG Lien(s)	Count of Pre- Origination Non-MTG Liens	Total Dollar Amount of Pre-Origination Non-MTG Lien(s)	TPOL Review Needed?	TPOL Reviewed?	TPOL Exception to Pre-Origination MTG/Non-MTG Liens?	Specific TPOL Exceptions	Post-Origination Non-MTG Liens (Yes/No)	Superlien State? (Yes/No)	HOA Lien?	HOA Amount	Muni Lien?	Muni Amount
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	No	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	Yes	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	Yes	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	Yes	Yes	No	$—	Yes-1	$1,248.81
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	Yes	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	Yes	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	Yes	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	Yes	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	Yes	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	Yes	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	Yes	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	Yes	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	Yes	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	No	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	No	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	Yes	No	$—	No	$—
0	$0.00	0	$0.00	No	N/A	N/A	N/A	No	No	No	$—	No	$—

Loan ID	Portfolio ID	Review Date	Parcel ID	Tax Cert Delinquency ?	Delinquent Tax Amount	Amount Good Through Date
XXXXX	Bravo19 NQM1	7/15/2019	062527553400010370	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	29-24-30-0331-01-080	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	062527553400010430	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	142332000	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	04-47-25-E3-38073.0201	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	05-23-27-8530-00-590	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	R128603	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	170-24-081	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	06-2228-021-0640	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	022528307300010940	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	27-27-17-741003-000080	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	710178	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	01-25-28-5101-0001-0330	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	4943 18 04 0400	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	0237 0141	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	484130070930	No	$0.00	7/16/2019
XXXXX	Bravo19 NQM1	7/15/2019	2266-016-010	No	$0.00	7/16/2019